CONDENSED STATEMENT OF OPERATIONS	9 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Operating costs	$ 1,125,460
Loss from operations	(1,125,460)
Other income:
Change in fair value of warrant liability	(7,487,000)
Interest earned on marketable securities held in Trust Account	91,362
Offering costs allocated to warrant liability	(667,259)
Total other income, net	8,062,897
Net income	$ (9,188,357)
Class A common stock
Other income:
Basic weighted average ordinary shares outstanding | shares	16,353,211
Basic Net income per share | $ / shares	$ (0.42)
Diluted weighted average ordinary shares outstanding | shares	16,353,211
Weighted average shares outstanding of redeemable ordinary shares | shares	16,353,211
Basic and diluted net income per share | $ / shares	$ (0.42)
Diluted net income per share | $ / shares	$ (0.42)
Class B common stock
Other income:
Basic weighted average ordinary shares outstanding | shares	5,529,817
Basic Net income per share | $ / shares	$ (0.42)
Diluted weighted average ordinary shares outstanding | shares	5,529,817
Weighted average shares outstanding of redeemable ordinary shares | shares	5,529,817
Basic and diluted net income per share | $ / shares	$ (0.42)
Diluted net income per share | $ / shares	$ (0.42)